MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares Security Description Value
Common Stock - 46.0%
Communication Services - 4.5%
1,433 Alphabet, Inc., Class A
(a)
$ 3,260,419
34,293 AT&T, Inc. 730,098
32,172 Comcast Corp., Class A 1,424,576
7,289 Meta Platforms, Inc., Class A
(a)
1,411,442
10,041 The Walt Disney Co.
(a)
1,108,928
17,941 Verizon Communications, Inc. 920,194
8,855,657
Communications - 0.1%
8,296 Warner Bros Discovery, Inc.
(a)
153,061
Consumer Discretionary - 3.9%
1,118 Amazon.com, Inc.
(a)
2,687,885
2,814 McDonald's Corp. 709,719
10,544 NIKE, Inc., Class B 1,253,154
10,011 The Home Depot, Inc. 3,030,830
7,681,588
Consumer Staples - 3.3%
11,233 Altria Group, Inc. 607,593
5,660 Anheuser-Busch InBev SA/NV, ADR 320,922
1,270 Costco Wholesale Corp. 592,099
5,376 Diageo PLC, ADR 1,005,151
15,152 Mondelez International, Inc., Class A 963,061
9,224 PepsiCo., Inc. 1,547,326
4,882 The Procter & Gamble Co. 721,950
5,755 Walmart, Inc. 740,266
6,498,368
Energy - 2.2%
4,159 Chevron Corp. 726,411
4,761 EOG Resources, Inc. 652,067
7,329 Exxon Mobil Corp. 703,584
48,133 Kinder Morgan, Inc. 947,739
5,807 Marathon Petroleum Corp. 591,094
3,323 Occidental Petroleum Corp. 230,317
8,894 Schlumberger NV 408,768
4,259,980
Financials - 5.4%
52,675 Bank of America Corp. 1,959,510
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,322,060
7,060 Chubb, Ltd. 1,491,707
11,965 Citigroup, Inc. 639,051
12,857 JPMorgan Chase & Co. 1,700,081
14,790 MetLife, Inc. 996,698
12,732 The Charles Schwab Corp. 892,513
13,795 U.S. Bancorp 732,101
19,495 Wells Fargo & Co. 892,286
10,626,007
Health Care - 7.5%
15,837 Abbott Laboratories 1,860,214
9,442 AbbVie, Inc. 1,391,467
7,031 Amgen, Inc. 1,805,139
11,136 Bristol-Myers Squibb Co. 840,211
9,531 CVS Health Corp. 922,124
9,690 Johnson & Johnson 1,739,646
10,745 Medtronic PLC 1,076,112
6,765 Merck & Co., Inc. 622,583
676 Organon & Co. 25,661
20,839 Pfizer, Inc. 1,105,301

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares Security Description Value
Health Care - 7.5% (continued)
6,703 UnitedHealth Group, Inc. $ 3,329,916
2,585 Viatris, Inc. 31,718
14,750,092
Industrials - 3.3%
5,392 Carrier Global Corp. 211,960
9,007 Honeywell International, Inc. 1,743,935
2,696 Otis Worldwide Corp. 200,582
14,637 Raytheon Technologies Corp. 1,392,271
3,529 The Boeing Co.
(a)
463,711
4,919 Union Pacific Corp. 1,081,098
7,679 United Parcel Service, Inc., Class B 1,399,498
6,493,055
Information Technology - 13.0%
12,466 Advanced Micro Devices, Inc.
(a)
1,269,787
40,860 Apple, Inc. 6,081,603
2,387 Broadcom, Inc. 1,384,770
27,517 Cisco Systems, Inc. 1,239,641
961 Fortinet, Inc.
(a)
282,669
15,389 Intel Corp. 683,579
2,669 Intuit, Inc. 1,106,194
19,736 Microsoft Corp. 5,365,626
1,924 NVIDIA Corp. 359,249
24,562 Oracle Corp. 1,766,499
12,656 QUALCOMM, Inc. 1,812,592
2,444 ServiceNow, Inc.
(a)
1,142,497
14,260 Visa, Inc., Class A 3,025,544
25,520,250
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 570,599
Real Estate - 1.1%
4,439 American Tower Corp. REIT 1,136,961
25,155 Weyerhaeuser Co. REIT 994,126
2,131,087
Utilities - 1.4%
37,380 NextEra Energy, Inc. 2,829,292
Total Common Stock (Cost $53,373,843) 90,369,036
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 32.7%
U.S. Treasury Securities - 32.7%
$ 2,000,000 U.S. Treasury Note/Bond 0.13% 06/30/22 1,998,774
25,000,000 U.S. Treasury Note/Bond 0.13  12/31/22 24,775,127
7,500,000 U.S. Treasury Note/Bond 0.13  01/31/23 7,416,749
7,500,000 U.S. Treasury Note/Bond 0.13  02/28/23 7,400,371
7,500,000 U.S. Treasury Note/Bond 0.13  03/31/23 7,385,460
2,500,000 U.S. Treasury Note/Bond 0.13  04/30/23 2,455,580
7,500,000 U.S. Treasury Note/Bond 0.13  06/30/23 7,335,450
2,500,000 U.S. Treasury Note/Bond 0.13  09/15/23 2,433,203
3,000,000 U.S. Treasury Note/Bond 0.75  12/31/23 2,924,766
64,125,480
Total U.S. Government & Agency Obligations (Cost $64,484,454) 64,125,480
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 19,650

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares Security Description Value
Money Market Fund - 17.5%
34,272,952 First American Government Obligations Fund, Class X, 0.66%
(b)
(Cost $34,272,952) $ 34,272,952
Investments, at value - 96.2% (Cost $152,131,249) $ 188,787,118
Total Written Options - (1.0)% (Premiums Received $(2,966,926)) (1,988,850)
Other Assets & Liabilities, Net - 4.8% 9,352,108
Net Assets - 100.0% $ 196,150,376

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2022

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (1.0)%
Call Options Written - (0.2)%
(5) CBOE S&P 500 INDEX S&P 500 $ 4,150.00 06/22 $ (43,725) $ (35,450)
(20) CBOE S&P 500 INDEX S&P 500 4,500.00 06/22 (174,900) (3,300)
(10) CBOE S&P 500 INDEX S&P 500 4,600.00 07/22 (87,450) (1,750)
(15) CBOE S&P 500 INDEX S&P 500 4,350.00 07/22 (131,175) (39,525)
(15) CBOE S&P 500 INDEX S&P 500 4,250.00 07/22 (131,175) (84,600)
(15) CBOE S&P 500 INDEX S&P 500 4,400.00 07/22 (131,175) (42,600)
(20) CBOE S&P 500 INDEX S&P 500 4,300.00 07/22 (174,900) (112,700)
Total Call Options Written (Premiums Received $(339,721)) (319,925)
Put Options Written - (0.8)%
(10) CBOE S&P 500 INDEX S&P 500 4,000.00 06/22 4,000,000 (25,750)
(10) CBOE S&P 500 INDEX S&P 500 3,850.00 06/22 3,850,000 (14,200)
(10) CBOE S&P 500 INDEX S&P 500 4,000.00 06/22 4,000,000 (56,950)
(15) CBOE S&P 500 INDEX S&P 500 4,080.00 07/22 6,120,000 (128,325)
(10) CBOE S&P 500 INDEX S&P 500 4,150.00 07/22 4,150,000 (122,350)
(10) CBOE S&P 500 INDEX S&P 500 4,000.00 07/22 4,000,000 (67,300)
(25) CBOE S&P 500 INDEX S&P 500 3,900.00 07/22 9,750,000 (110,000)
(40) CBOE S&P 500 INDEX S&P 500 3,850.00 07/22 15,400,000 (140,600)
(10) CBOE S&P 500 INDEX S&P 500 3,750.00 07/22 3,750,000 (22,300)
(10) CBOE S&P 500 INDEX S&P 500 3,700.00 07/22 3,700,000 (17,450)
(15) CBOE S&P 500 INDEX S&P 500 4,150.00 07/22 6,225,000 (216,675)
(30) CBOE S&P 500 INDEX S&P 500 4,025.00 07/22 12,075,000 (290,550)
(25) CBOE S&P 500 INDEX S&P 500 4,100.00 08/22 10,250,000 (359,625)
(10) CBOE S&P 500 INDEX S&P 500 3,800.00 08/22 3,800,000 (62,250)
(10) CBOE S&P 500 INDEX S&P 500 3,600.00 08/22 3,600,000 (34,600)
Total Put Options Written (Premiums Received $(2,627,205)) (1,668,925)
Total Written Options - (1.0)% (Premiums Received
$(2,966,926)) $ (1,988,850)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2022

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of May 31, 2022.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 8,855,657 $ – $ – $ 8,855,657
Communications 153,061 – – 153,061
Consumer Discretionary 7,681,588 – – 7,681,588
Consumer Staples 6,498,368 – – 6,498,368
Energy 4,259,980 – – 4,259,980
Financials 10,626,007 – – 10,626,007
Health Care 14,750,092 – – 14,750,092
Industrials 6,493,055 – – 6,493,055
Information Technology 25,520,250 – – 25,520,250
Materials 570,599 – – 570,599
Real Estate 2,131,087 – – 2,131,087
Utilities 2,829,292 – – 2,829,292
U.S. Government & Agency Obligations – 64,125,480 – 64,125,480
Warrants 19,650 – – 19,650
Money Market Fund – 34,272,952 – 34,272,952
Investments at Value $ 90,388,686 $ 98,398,432 $ – $ 188,787,118
Total Assets $ 90,388,686 $ 98,398,432 $ – $ 188,787,118
Liabilities
Other Financial Instruments*
Written Options (337,825) (1,651,025) – (1,988,850)
Total Liabilities $ (337,825) $ (1,651,025) $ – $ (1,988,850)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2022

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.